ORGANIZATION AND BUSINESS - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Organization and Business [Line Items]
Cash and cash equivalents	$ 109,401	$ 127,634
Available unused borrowing capacity	199,969
Amount available to draw	$ 119,935
New Cotai, LLC [Member]
Organization and Business [Line Items]
Common stock dividend percentage	9.40%	9.40%
Class A Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001